Schedule of Investments (unaudited) November 30, 2020	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.5%
Afterpay Ltd.(a)	1,395	$97,661
ASX Ltd.	1,260	71,591
Aurizon Holdings Ltd.	12,519	39,205
BlueScope Steel Ltd.	3,267	41,165
Brambles Ltd.	9,792	79,079
Coca-Cola Amatil Ltd.	3,357	31,291
Cochlear Ltd.	423	68,702
Coles Group Ltd.	8,748	115,125
Computershare Ltd.	3,177	33,429
CSL Ltd.	2,979	652,772
Dexus	7,218	51,963
Evolution Mining Ltd.	11,079	40,573
Fortescue Metals Group Ltd.	11,106	149,184
Goodman Group	10,899	150,018
GPT Group (The)	12,879	44,792
Insurance Australia Group Ltd.	15,813	60,007
James Hardie Industries PLC	2,907	84,503
Lendlease Corp. Ltd.	4,536	47,328
Magellan Financial Group Ltd.	828	36,106
Medibank Pvt Ltd.	18,342	38,519
Mirvac Group	25,902	49,242
Newcrest Mining Ltd.	5,346	106,083
Northern Star Resources Ltd.	4,788	44,489
Orica Ltd.	2,727	32,452
QBE Insurance Group Ltd.	10,008	73,744
Ramsay Health Care Ltd.	1,188	55,193
REA Group Ltd.	342	36,601
Scentre Group	34,254	70,672
Seek Ltd.	2,115	40,597
Sonic Healthcare Ltd.	2,952	71,650
Stockland	16,182	54,253
Suncorp Group Ltd.	8,388	62,363
Sydney Airport	8,271	40,894
Telstra Corp. Ltd.	28,053	63,459
Transurban Group	18,063	186,602
Vicinity Centres	25,920	31,514
WiseTech Global Ltd.	945	21,516

		2,974,337

Austria — 0.2%
Erste Group Bank AG(a)	1,827	52,670
Raiffeisen Bank International AG(a)	1,053	20,229
voestalpine AG	738	23,694

		96,593

Belgium — 0.7%
Ageas SA/NV	1,233	60,796
Elia Group SA/NV	225	25,515
Groupe Bruxelles Lambert SA	729	71,227
KBC Group NV(a)	1,647	115,056
Proximus SADP	1,008	21,113
Solvay SA	468	53,653
Umicore SA	1,296	58,244

		405,604

Denmark — 3.6%
Ambu A/S, Series B(b)	1,026	34,478
AP Moller - Maersk A/S, Class A	18	34,192
AP Moller - Maersk A/S, Class B, NVS	45	92,097
Chr Hansen Holding A/S(a)	693	67,334
Demant A/S(a)	765	28,891

Security	Shares	Value

Denmark (continued)
DSV PANALPINA A/S	1,359	$215,038
Genmab A/S(a)	432	166,205
GN Store Nord A/S	846	69,067
H Lundbeck A/S	450	13,802
Novo Nordisk A/S, Class B	11,331	764,262
Novozymes A/S, Class B	1,368	78,463
Pandora A/S	657	65,990
ROCKWOOL International A/S, Class B	54	19,786
Tryg A/S	756	21,978
Vestas Wind Systems A/S	1,287	263,812

		1,935,395

Finland — 1.6%
Elisa OYJ	927	49,899
Kesko OYJ, Class B	1,782	46,896
Kone OYJ, Class B	2,214	186,235
Nokia OYJ(a)	37,053	148,371
Nordea Bank Abp(a)	21,519	184,414
Orion OYJ, Class B	729	34,410
Sampo OYJ, Class A	3,105	134,565
Stora Enso OYJ, Class R	3,852	65,292

		850,082

France — 9.4%
Accor SA(a)	1,269	43,642
Aeroports de Paris	198	25,082
Air Liquide SA	3,150	518,669
Alstom SA(a)	1,650	88,226
Amundi SA(a)(c)	378	30,205
Arkema SA	459	53,654
Atos SE(a)	630	57,937
AXA SA	12,888	303,892
BioMerieux	270	39,015
Bouygues SA	1,494	59,654
Bureau Veritas SA(a)	1,917	49,623
Capgemini SE	1,062	147,743
Carrefour SA	4,041	66,369
Cie. Generale des Etablissements Michelin SCA	1,116	139,436
CNP Assurances(a)	1,125	17,965
Covivio	333	27,286
Danone SA	4,113	264,989
Dassault Systemes SE	855	158,577
Edenred	1,629	93,397
Eiffage SA(a)	567	55,711
EssilorLuxottica SA(a)	1,863	270,431
Eurazeo SE(a)	261	16,141
Gecina SA	297	45,226
Getlink SE(a)	2,916	48,659
Hermes International	207	202,399
Ipsen SA	279	26,983
Klepierre SA	1,192	26,379
Legrand SA	1,782	151,303
L’Oreal SA	1,647	604,439
Natixis SA(a)	6,633	20,471
Orpea(a)	324	40,617
Peugeot SA(a)	3,798	89,796
Publicis Groupe SA	1,386	63,151
Sartorius Stedim Biotech	180	65,241
Schneider Electric SE	3,573	498,564
SCOR SE(a)	1,089	37,308
SEB SA	153	27,306

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
SES SA	2,493	$22,742
Sodexo SA	585	48,537
STMicroelectronics NV	4,320	169,600
Suez SA	2,550	49,217
Ubisoft Entertainment SA(a)	580	55,351
Unibail-Rodamco-Westfield	911	64,839
Valeo SA	1,548	60,218
Wendel SE	144	16,321
Worldline SA(a)(c)	1,559	144,528

		5,106,839

Germany — 9.4%
adidas AG(a)	1,242	397,122
Allianz SE, Registered	2,736	646,902
Bechtle AG	171	37,371
Beiersdorf AG	657	73,671
Brenntag AG	1,035	79,311
Carl Zeiss Meditec AG, Bearer	252	33,701
Commerzbank AG(a)	6,606	41,170
Covestro AG(c)	1,179	65,932
Deutsche Boerse AG	1,251	209,128
Deutsche Post AG, Registered	6,525	316,111
Deutsche Telekom AG, Registered	21,996	397,700
Deutsche Wohnen SE	2,250	113,148
Evonik Industries AG	1,395	42,235
GEA Group AG	1,008	34,618
Hannover Rueck SE	414	69,480
HeidelbergCement AG	945	67,304
HelloFresh SE(a)	963	56,768
Henkel AG & Co. KGaA	711	68,805
Infineon Technologies AG	8,712	307,636
KION Group AG	414	31,912
Knorr-Bremse AG	468	60,058
LANXESS AG	540	37,891
LEG Immobilien AG	468	66,876
Merck KGaA	855	136,895
METRO AG	218	1,997
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	918	256,519
Nemetschek SE	414	32,834
Rational AG	27	24,062
SAP SE	6,849	835,499
Scout24 AG(c)	684	52,447
Symrise AG	828	103,998
TeamViewer AG(a)(c)	981	46,857
Telefonica Deutschland Holding AG	7,700	21,314
Vonovia SE	3,456	237,626
Zalando SE(a)(c)	990	100,423

		5,105,321

Hong Kong — 3.8%
AIA Group Ltd.	79,200	867,854
ASM Pacific Technology Ltd.	1,800	22,522
BOC Hong Kong Holdings Ltd.	22,500	73,283
Hang Lung Properties Ltd.	9,000	22,313
Hang Seng Bank Ltd.	5,400	94,104
HKT Trust & HKT Ltd.	27,000	35,315
Hong Kong Exchanges & Clearing Ltd.	8,100	402,675
Link REIT	13,500	118,413
MTR Corp. Ltd.	11,000	59,665
PCCW Ltd.	12,000	7,291

Security	Shares	Value

Hong Kong (continued)
Sino Land Co. Ltd.	18,000	$24,611
Sun Hung Kai Properties Ltd.	9,000	120,155
Swire Properties Ltd.	7,200	21,964
Techtronic Industries Co. Ltd.	9,000	115,337
Wharf Real Estate Investment Co. Ltd.	9,000	41,851
Xinyi Glass Holdings Ltd.	18,000	40,400

		2,067,753

Ireland — 0.9%
CRH PLC(a)	5,220	204,933
Kerry Group PLC, Class A	1,071	150,405
Kingspan Group PLC(a)	1,008	88,202
Smurfit Kappa Group PLC	1,422	60,623

		504,163

Israel — 0.7%
Azrieli Group Ltd.	279	17,053
Bank Hapoalim BM	7,443	48,802
Bank Leumi Le-Israel BM	9,612	54,037
CyberArk Software Ltd.(a)	252	28,947
Israel Discount Bank Ltd., Class A	7,632	25,864
Mizrahi Tefahot Bank Ltd.	960	20,525
Nice Ltd.(a)	414	99,625
Wix.com Ltd.(a)	360	91,955

		386,808

Italy — 1.6%
Amplifon SpA(a)	828	33,250
Assicurazioni Generali SpA	7,542	129,191
CNH Industrial NV(a)	6,840	75,013
DiaSorin SpA	171	36,124
Ferrari NV	837	177,015
FinecoBank Banca Fineco SpA(a)	900	14,141
Infrastrutture Wireless Italiane SpA(c)	2,322	29,970
Moncler SpA(a)	1,287	63,366
Nexi SpA(a)(c)	2,870	54,243
Poste Italiane SpA(c)	3,726	38,081
Prysmian SpA	1,647	54,041
Recordati Industria Chimica e Farmaceutica SpA	738	39,399
Telecom Italia SpA/Milano	56,385	26,473
Terna Rete Elettrica Nazionale SpA	11,295	84,741

		855,048

Japan — 32.6%
Advantest Corp.	900	62,661
Aeon Co. Ltd.	4,500	133,997
Ajinomoto Co. Inc.	2,700	56,460
Amada Co. Ltd.	1,800	17,366
ANA Holdings Inc.(a)	900	21,729
Asahi Kasei Corp.	8,100	74,347
Astellas Pharma Inc.	12,600	179,258
Azbil Corp.	900	40,436
Bridgestone Corp.	3,600	125,806
Brother Industries Ltd.	1,800	34,524
Canon Inc.	6,300	111,983
Capcom Co. Ltd.	900	50,750
Casio Computer Co. Ltd.	1,800	32,366
Central Japan Railway Co.	900	114,793
Chiba Bank Ltd. (The)	3,600	20,438
Chugai Pharmaceutical Co. Ltd.	4,500	217,674
CyberAgent Inc.	900	61,712
Dai Nippon Printing Co. Ltd.	1,800	33,765
Daifuku Co. Ltd.	900	104,435

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Dai-ichi Life Holdings Inc.	7,200	$113,550
Daiichi Sankyo Co. Ltd.	10,800	382,596
Daikin Industries Ltd.	1,800	408,506
Denso Corp.	2,700	127,627
Eisai Co. Ltd.	1,800	136,146
FANUC Corp.	1,200	291,901
Fast Retailing Co. Ltd.	400	329,667
FUJIFILM Holdings Corp.	2,700	145,649
Hakuhodo DY Holdings Inc.	1,800	26,066
Hankyu Hanshin Holdings Inc.	1,800	58,864
Hino Motors Ltd.	1,800	15,622
Hitachi Construction Machinery Co. Ltd.	900	24,952
Hitachi Metals Ltd.	900	13,231
Hoya Corp.	2,700	360,173
Hulic Co. Ltd.	1,800	18,246
Ibiden Co. Ltd.	900	42,206
Isuzu Motors Ltd.	3,600	35,146
Itochu Techno-Solutions Corp.	900	31,805
Japan Exchange Group Inc.	3,600	89,193
Japan Real Estate Investment Corp.	9	46,780
Japan Retail Fund Investment Corp.	18	28,741
JFE Holdings Inc.(a)	3,600	33,005
JSR Corp.	1,800	49,801
Kajima Corp.	2,700	35,551
Kansai Paint Co. Ltd.	900	27,317
Kao Corp.	3,600	269,564
KDDI Corp.	10,800	308,904
Keihan Holdings Co. Ltd.	900	42,421
Keikyu Corp.	1,800	30,847
Keio Corp.	900	63,956
Keisei Electric Railway Co. Ltd.	900	30,252
Keyence Corp.	1,200	613,263
Kikkoman Corp.	900	56,015
Kintetsu Group Holdings Co. Ltd.	900	39,962
Kobe Bussan Co. Ltd.	900	31,417
Komatsu Ltd.	5,400	131,537
Kubota Corp.	6,300	125,094
Kuraray Co. Ltd.	1,800	17,883
Kurita Water Industries Ltd.	900	33,229
Kyocera Corp.	1,800	102,934
Kyowa Kirin Co. Ltd.	1,800	48,938
Kyushu Railway Co.	400	8,432
Lion Corp.	1,800	42,603
LIXIL Group Corp.	1,800	43,241
Marui Group Co. Ltd.	900	16,451
Mazda Motor Corp.	3,600	21,301
Medipal Holdings Corp.	900	16,943
Mercari Inc.(a)	900	41,256
MINEBEA MITSUMI Inc.	1,800	37,528
Mitsubishi Chemical Holdings Corp.	8,100	44,860
Mitsubishi Electric Corp.	11,700	172,064
Mitsubishi Estate Co. Ltd.	8,100	140,133
Mitsubishi UFJ Financial Group Inc.	81,000	348,391
Mitsubishi UFJ Lease & Finance Co. Ltd.	2,700	12,403
Mitsui Chemicals Inc.	900	25,315
Mitsui Fudosan Co. Ltd.	6,300	131,800
Miura Co. Ltd.	900	47,384
MonotaRO Co. Ltd.	900	54,980
MS&AD Insurance Group Holdings Inc.	2,700	78,585
Murata Manufacturing Co. Ltd.	3,600	315,170

Security	Shares	Value

Japan (continued)
Nabtesco Corp.	900	$37,200
Nagoya Railroad Co. Ltd.	900	24,788
NEC Corp.	1,400	75,589
NGK Insulators Ltd.	1,800	28,638
NGK Spark Plug Co. Ltd.	900	16,321
Nidec Corp.	2,700	344,507
Nintendo Co. Ltd.	900	511,474
Nippon Building Fund Inc.	9	49,801
Nippon Paint Holdings Co. Ltd.	900	115,397
Nippon Prologis REIT Inc.	18	56,533
Nippon Telegraph & Telephone Corp.	8,100	191,479
Nippon Yusen KK	900	19,644
Nitori Holdings Co. Ltd.	900	191,868
Nitto Denko Corp.	900	74,572
Nomura Real Estate Holdings Inc.	900	19,506
Nomura Real Estate Master Fund Inc.	27	35,215
Nomura Research Institute Ltd.	1,800	60,849
NSK Ltd.	2,700	21,880
NTT Data Corp.	4,500	59,899
Obayashi Corp.	4,500	39,703
Odakyu Electric Railway Co. Ltd.	1,800	54,634
Oji Holdings Corp.	5,400	24,547
Omron Corp.	1,300	117,564
Ono Pharmaceutical Co. Ltd.	2,700	85,525
Oriental Land Co. Ltd.	1,200	204,440
Orix JREIT Inc.	18	26,929
Otsuka Corp.	900	43,673
Otsuka Holdings Co. Ltd.	2,700	109,838
Panasonic Corp.	14,400	153,632
Persol Holdings Co. Ltd.	900	16,503
Rakuten Inc.	5,400	60,538
Recruit Holdings Co. Ltd.	8,100	341,789
Resona Holdings Inc.	14,400	50,502
Rohm Co. Ltd.	900	75,176
Santen Pharmaceutical Co. Ltd.	1,800	29,950
Secom Co. Ltd.	1,800	179,439
Seibu Holdings Inc.	1,800	17,866
Seiko Epson Corp.	1,800	26,877
Sekisui Chemical Co. Ltd.	2,700	46,685
Sekisui House Ltd.	4,500	81,045
SG Holdings Co. Ltd.	1,800	53,858
Sharp Corp.	900	12,083
Shimadzu Corp.	1,800	64,819
Shimizu Corp.	3,600	27,378
Shin-Etsu Chemical Co. Ltd.	2,700	443,678
Shionogi & Co. Ltd.	1,800	96,547
Shiseido Co. Ltd.	2,700	190,573
Shizuoka Bank Ltd. (The)	2,700	19,213
Softbank Corp.	18,900	232,818
SoftBank Group Corp.	9,900	690,413
Sohgo Security Services Co. Ltd.	900	48,247
Sompo Holdings Inc.	1,800	69,221
Sony Corp.	8,100	753,799
Square Enix Holdings Co. Ltd.	900	55,325
Stanley Electric Co. Ltd.	900	26,497
Sumitomo Chemical Co. Ltd.	9,900	35,128
Sumitomo Dainippon Pharma Co. Ltd.	900	11,419
Sumitomo Metal Mining Co. Ltd.	1,800	67,098
Sumitomo Mitsui Financial Group Inc.	9,000	261,693
Suntory Beverage & Food Ltd.	900	32,927

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Suzuken Co. Ltd.	900	$34,438
Sysmex Corp.	900	94,337
T&D Holdings Inc.	3,600	42,085
Taiheiyo Cement Corp.	900	24,219
Taisei Corp.	900	31,848
TDK Corp.	900	127,049
Teijin Ltd.	900	15,398
Terumo Corp.	4,500	178,964
THK Co. Ltd.	900	27,835
TIS Inc.	1,800	35,871
Tobu Railway Co. Ltd.	900	27,015
Tokio Marine Holdings Inc.	4,500	223,975
Tokyo Electron Ltd.	900	306,142
Tokyu Corp.	3,600	43,742
Tokyu Fudosan Holdings Corp.	3,600	17,469
Toppan Printing Co. Ltd.	1,800	24,598
Toray Industries Inc.	9,000	48,860
Tosoh Corp.	1,800	28,413
TOTO Ltd.	900	51,009
Toyo Suisan Kaisha Ltd.	900	44,277
Toyota Motor Corp.	13,500	906,128
Unicharm Corp.	2,700	131,097
United Urban Investment Corp.	18	20,369
USS Co. Ltd.	1,800	37,700
West Japan Railway Co.	900	41,118
Yakult Honsha Co. Ltd.	900	42,939
Yamada Holdings Co. Ltd.	4,000	19,027
Yamaha Motor Co. Ltd.	1,800	34,697
Yaskawa Electric Corp.	1,800	86,828
Yokogawa Electric Corp.	1,800	31,831
Z Holdings Corp.	17,100	107,741
ZOZO Inc.	900	22,475

		17,736,140

Netherlands — 5.5%
ABN AMRO Bank NV, CVA(a)(c)	2,718	28,123
Aegon NV	12,060	45,240
Akzo Nobel NV	1,278	136,150
Argenx SE(a)	288	82,406
ASML Holding NV	2,790	1,214,312
EXOR NV	790	55,169
ING Groep NV(a)	25,605	250,390
Just Eat Takeaway.com NV(a)(c)	819	87,231
Koninklijke Ahold Delhaize NV	7,245	207,908
Koninklijke DSM NV	1,134	186,246
NN Group NV	1,971	80,280
Prosus NV	3,195	347,178
QIAGEN NV(a)	1,503	72,653
Randstad NV(a)	792	49,264
Wolters Kluwer NV	1,800	151,367

		2,993,917

New Zealand — 0.7%
a2 Milk Co. Ltd. (The)(a)	4,788	49,634
Auckland International Airport Ltd.(a)	7,785	42,567
Fisher & Paykel Healthcare Corp. Ltd.	3,861	97,469
Mercury NZ Ltd.	5,085	21,442
Meridian Energy Ltd.	8,928	40,346
Ryman Healthcare Ltd.	2,754	28,510
Spark New Zealand Ltd.	11,277	36,140

Security	Shares	Value

New Zealand (continued)
Xero Ltd.(a)	747	$72,932

		389,040

Norway — 0.8%
Adevinta ASA(a)	1,647	27,299
DNB ASA(a)	6,291	114,468
Gjensidige Forsikring ASA	1,224	26,770
Mowi ASA	2,800	56,923
Orkla ASA	4,826	46,426
Schibsted ASA, Class A(a)	396	16,271
Schibsted ASA, Class B(a)	730	26,705
Telenor ASA	4,752	81,260
Yara International ASA	1,152	46,800

		442,922

Portugal — 0.0%
Jeronimo Martins SGPS SA	1,800	30,919

Singapore — 1.6%
Ascendas REIT	19,800	43,895
CapitaLand Integrated Commercial Trust	24,144	34,963
CapitaLand Ltd.	18,000	42,054
City Developments Ltd.	2,700	15,720
DBS Group Holdings Ltd.	11,700	220,079
Mapletree Commercial Trust	14,400	21,927
Mapletree Logistics Trust	19,259	28,320
Oversea-Chinese Banking Corp. Ltd.	22,500	169,292
Singapore Airlines Ltd.(a)	9,000	29,156
Singapore Exchange Ltd.	1,200	7,963
Singapore Telecommunications Ltd.	56,700	101,152
United Overseas Bank Ltd.	8,100	136,098
UOL Group Ltd.	3,600	19,804

		870,423

Spain — 1.9%
Aena SME SA(a)(c)	486	79,413
Amadeus IT Group SA	2,961	203,520
CaixaBank SA	24,606	63,194
Cellnex Telecom SA(c)	2,115	133,785
Ferrovial SA	3,384	94,398
Ferrovial SA, New	32	884
Grifols SA	2,043	58,041
Industria de Diseno Textil SA	7,223	240,628
Red Electrica Corp. SA	111	2,275
Telefonica SA	32,895	143,899

		1,020,037

Sweden — 4.5%
Alfa Laval AB(a)	1,962	49,637
Assa Abloy AB, Class B	6,615	157,914
Atlas Copco AB, Class A	4,437	224,296
Atlas Copco AB, Class B	2,520	111,620
Boliden AB	1,800	62,212
Electrolux AB, Series B	1,557	37,442
EQT AB	1,521	33,952
Essity AB, Class B	4,041	128,512
Fastighets AB Balder, Class B(a)	666	33,402
Hennes & Mauritz AB, Class B(a)	5,202	110,493
Hexagon AB, Class B(a)	1,818	151,356
Husqvarna AB, Class B	2,727	29,127
ICA Gruppen AB	657	31,860
Industrivarden AB, Class A(a)	477	14,785
Industrivarden AB, Class C(a)	1,269	38,828

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Investment AB Latour, Class B	1,008	$26,621
Investor AB, Class B	3,033	210,578
Kinnevik AB, Class B	1,548	77,303
L E Lundbergforetagen AB, Class B(a)	486	24,966
Nibe Industrier AB, Class B(a)	2,016	56,968
Sandvik AB(a)	7,389	166,236
Skandinaviska Enskilda Banken AB, Class A(a)	10,782	114,330
SKF AB, Class B	2,484	61,361
Svenska Cellulosa AB SCA, Class B(a)	3,978	64,511
Svenska Handelsbanken AB, Class A(a)	10,305	104,981
Tele2 AB, Class B	3,168	40,870
Telia Co. AB	15,921	67,708
Volvo AB, Class B(a)	9,279	211,415

		2,443,284

Switzerland — 6.0%
ABB Ltd., Registered	12,105	320,509
Adecco Group AG, Registered	1,008	61,284
Alcon Inc.(a)	3,231	206,930
Baloise Holding AG, Registered	279	48,293
Banque Cantonale Vaudoise, Registered	207	21,402
Clariant AG, Registered	1,280	25,790
Coca-Cola HBC AG	1,350	38,966
Geberit AG, Registered	243	146,826
Givaudan SA, Registered	63	257,762
Julius Baer Group Ltd.	1,449	83,934
Kuehne + Nagel International AG, Registered	351	79,753
Logitech International SA, Registered	1,062	94,293
Lonza Group AG, Registered	486	305,783
Partners Group Holding AG	126	135,701
SGS SA, Registered	39	111,533
Sika AG, Registered	936	239,764
Sonova Holding AG, Registered(a)	360	89,513
Straumann Holding AG, Registered	72	82,872
Swiss Life Holding AG, Registered	198	88,753
Swiss Prime Site AG, Registered	513	46,353
Swiss Re AG	1,881	172,496
Swisscom AG, Registered	171	90,666
Temenos AG, Registered	450	57,064
Vifor Pharma AG	288	42,406
Zurich Insurance Group AG	990	403,414

		3,252,060

United Kingdom — 8.0%
3i Group PLC	6,426	91,838
Admiral Group PLC	1,260	48,059
Antofagasta PLC	2,556	42,774
Ashtead Group PLC	2,979	126,512
Associated British Foods PLC	2,367	66,677
Auto Trader Group PLC(c)	6,192	46,343
AVEVA Group PLC	414	18,748
Aviva PLC	26,091	111,883
Barratt Developments PLC(a)	6,669	55,201
Berkeley Group Holdings PLC	819	50,559
British Land Co. PLC (The)	5,634	35,480
BT Group PLC	59,409	92,639
Bunzl PLC	2,196	69,160
Burberry Group PLC	2,682	61,909
Coca-Cola European Partners PLC	1,341	59,916
Compass Group PLC	11,673	206,333
Croda International PLC	882	70,133

Security	Shares	Value

United Kingdom (continued)
Direct Line Insurance Group PLC	9,342	$36,892
Ferguson PLC	1,476	165,998
Halma PLC	2,511	74,287
Hikma Pharmaceuticals PLC	1,170	40,737
Informa PLC(a)	9,738	68,930
InterContinental Hotels Group PLC(a)	1,107	68,619
Intertek Group PLC	1,080	79,619
J Sainsbury PLC	11,349	31,985
JD Sports Fashion PLC	2,871	29,751
Kingfisher PLC(a)	13,645	49,841
Land Securities Group PLC	4,572	40,139
Legal & General Group PLC	38,448	129,711
Lloyds Banking Group PLC(a)	470,115	223,561
London Stock Exchange Group PLC	2,088	225,961
M&G PLC	16,578	41,498
Mondi PLC	3,294	72,913
Next PLC	846	74,002
Ocado Group PLC(a)	3,114	91,753
Pearson PLC	4,977	42,990
Persimmon PLC	2,079	73,719
Phoenix Group Holdings PLC	3,168	30,317
Prudential PLC	17,226	268,956
RELX PLC	12,771	297,947
Rentokil Initial PLC(a)	11,790	78,276
RSA Insurance Group PLC	8,000	71,986
Sage Group PLC (The)	7,182	58,009
Schroders PLC	855	36,744
Segro PLC	7,893	96,102
Severn Trent PLC	1,611	51,382
Spirax-Sarco Engineering PLC	504	74,924
St. James’s Place PLC	3,627	49,391
Standard Life Aberdeen PLC	14,094	50,973
Taylor Wimpey PLC(a)	24,066	49,463
United Utilities Group PLC	4,725	56,798
Whitbread PLC(a)	1,350	54,628
Wm Morrison Supermarkets PLC	15,849	38,055
WPP PLC	7,965	77,158

		4,358,179

Total Common Stocks — 99.0% (Cost: $49,837,957)		53,824,864

Preferred Stocks

Germany — 0.4%
Henkel AG & Co. KGaA, Preference Shares, NVS	1,143	123,381
Sartorius AG, Preference Shares, NVS	234	106,926

		230,307

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	42,255	21,507

Total Preferred Stocks — 0.5% (Cost: $230,490)		251,814

Rights

Germany — 0.0%
KION Group AG (Expires 12/03/20)(a)	495	148

Singapore — 0.0%
Ascendas REIT (Expires 12/01/20)(a)	799	6

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced MSCI EAFE ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 0.0%
AVEVA Group PLC (Expires 12/09/20)(a)	322	$4,815

Total Rights — 0.0% (Cost: $4,569)		4,969

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.19%(d)(e)(f)	16,672	16,683

Total Short-Term Investments — 0.0% (Cost: $16,684)		16,683

Total Investments in Securities — 99.5% (Cost: $50,089,700)		54,098,330

Other Assets, Less Liabilities — 0.5%		255,593

Net Assets — 100.0%		$54,353,923

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/20	Shares Held at 11/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$16,688	(a)	$—	$(4)	$(1)	$16,683	16,672	$150	(b)	$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
TOPIX Index	13	12/10/20	$219	$(209)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) November 30, 2020	iShares® ESG Advanced MSCI EAFE ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of November 30, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$53,823,980	$884	$—	$53,824,864
Preferred Stocks	251,814	—	—	251,814
Rights	4,963	6	—	4,969
Money Market Funds	16,683	—	—	16,683

	$54,097,440	$890	$—	$54,098,330

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(209)	$—	$—	$(209)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares